Asset Retirement Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation Roll Forward Analysis [Roll Forward]
Opening Balance as at December 31	$ 653
Additions to liabilities	14
Liabilities settled	(21)
Accretion expense	33	28	22
Change in assumptions	50
Other movements	1
Acquisition of subsidiary	37
Translation	(9)
Closing Balance as at December 31	758	653
Carrying Reported Amount Fair Value Disclosure [Member]
Assets Held In Trust [Line Items]
Assets Held In Trust Securities	115	111
Assets Held In Trust Cash	28	22
Balances held in the trust and bond	143	133
Estimate Of Fair Value Fair Value Disclosure [Member]
Assets Held In Trust [Line Items]
Assets Held In Trust Securities	119	114
Assets Held In Trust Cash	28	22
Balances held in the trust and bond	$ 147	$ 136